Condensed Consolidated Statements of Operations and Other Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 1,446	$ 1,525	$ 2,872	$ 3,347	$ 7,305	$ 4,932
Cost of revenues	640	734	1,454	1,736	3,701	3,090
Gross profit	806	791	1,418	1,611	3,604	1,842
Operating expenses:
General and administrative	2,232	1,184	3,765	2,966	5,171	6,716
Research and development						154
Sales and marketing	284	317	625	502	1,146	1,197
Impairment of goodwill					2,873
Merger costs					117	1,464
Total operating expenses	2,516	1,501	4,390	3,468	9,307	9,531
Loss from operations	(1,710)	(710)	(2,972)	(1,857)	(5,703)	(7,689)
Other income (expense):
Interest expense	(97)	(514)	(175)	(1,129)	(1,437)	(319)
Interest income			4	2	108	21
Change in fair value of acquisition note payable		7	4	7	4	136
Change in fair value of other derivatives		55		86	86	(86)
Change in fair value of warrant liability	25	206	152	199	70	3,732
Change in fair value of siParadigm Earn-Out	(89)		(65)		(935)
Change in fair value of Excess Consideration Note					93
Gain on troubled debt restructuring					258
Other income (expense)	105	(11)	105	(11)	59
Total other income (expense)	(56)	(257)	25	(846)	(1,694)	3,484
Loss from continuing operations before income taxes	(1,766)	(967)	(2,947)	(2,703)	(7,397)	(4,205)
Income tax expense (benefit)		(512)	6	(512)	512
Loss from continuing operations	(1,766)	(455)	(2,953)	(2,191)	(6,885)	(4,205)
Income (loss) from discontinuing operations	66	(3,318)	74	(6,199)	177	(16,168)
Net loss	(1,700)	(3,773)	(2,879)	(8,390)	(6,708)	(20,373)
Foreign currency translation gain (loss)	(157)	35	(53)	(41)	(34)	(9)
Comprehensive loss	$ (1,857)	$ (3,738)	$ (2,932)	$ (8,431)	$ (6,742)	$ (20,382)
Basic and diluted net loss per share from continuing operations	$ (0.82)	$ (0.24)	$ (1.39)	$ (1.24)	$ (3.57)	$ (4.62)
Basic and diluted net income (loss) per share from discontinuing operations	0.03	(1.74)	0.04	(3.51)	0.09	(17.77)
Basic and diluted net loss per share	$ (0.79)	$ (1.98)	$ (1.35)	$ (4.75)	$ (3.48)	$ (22.39)
Basic and diluted weighted-average shares outstanding	2,146,000	1,905,000	2,126,000	1,768,000	1,928,000	910,000